Supplemental guarantor information Supplemental gurantor information	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Consolidating Financials [Abstract]
Supplemental guarantor information
Supplemental guarantor information
The following tables present historical, supplemental guarantor financial information as if new debt was issued by a subsidiary of Third Point Reinsurance Ltd. with Third Point Reinsurance Ltd. serving as a parent guarantor.  The subsidiary presented as the issuer of debt is Third Point Re (USA) Holdings Inc., a wholly-owned subsidiary, incorporated on November 21, 2014.
The following information sets forth the Company’s condensed consolidating balance sheets as of September 30, 2014 and December 31, 2013 and the condensed consolidating statements of income (loss) for the three and nine months ended September 30, 2014 and 2013 and the condensed consolidating statements of cash flows for the nine ended September 30, 2014 and 2013.  Investments in subsidiaries are accounted for on the equity method; accordingly, entries necessary to consolidate the parent guarantor, issuer of debt and all other subsidiaries are reflected in the eliminations column.

THIRD POINT REINSURANCE LTD.
CONDENSED CONSOLIDATING BALANCE SHEET
(UNAUDITED)
As of September 30, 2014
(expressed in thousands of U.S. dollars, except per share and share amounts)
	Parent Guarantor	Issuer of Debt	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Equity securities	$—	$—	$956,604	$—	$956,604
Debt securities	—	—	660,677	—	660,677
Other investments	—	—	97,765	—	97,765
Total investments in securities and commodities	—	—	1,715,046	—	1,715,046
Cash and cash equivalents	492	—	32,201	—	32,693
Restricted cash and cash equivalents	—	—	261,966	—	261,966
Investment in subsidiaries	1,462,264	—	—	(1,462,264)	—
Due from brokers	—	—	182,927	—	182,927
Securities purchased under an agreement to sell	—	—	19,897	—	19,897
Derivative assets, at fair value	—	—	37,260	—	37,260
Interest and dividends receivable	—	—	5,032	—	5,032
Reinsurance balances receivable	—	—	269,747	—	269,747
Deferred acquisition costs, net	—	—	124,373	—	124,373
Unearned premiums ceded	—	—	91	—	91
Loss and loss adjustment expenses recoverable	—	—	1,412	—	1,412
Other assets	838	—	2,863	—	3,701
Amounts due from affiliates	2,101		(2,101)	—	—
Total assets	$1,465,695	$—	$2,650,714	$(1,462,264)	$2,654,145
Liabilities and shareholders' equity
Liabilities
Accounts payable and accrued expenses	$1,382	$—	$6,139	$—	$7,521
Reinsurance balances payable	—	—	21,651	—	21,651
Deposit liabilities	—	—	142,990	—	142,990
Unearned premium reserves	—	—	363,666	—	363,666
Loss and loss adjustment expense reserves	—	—	187,313	—	187,313
Securities sold, not yet purchased, at fair value	—	—	45,667	—	45,667
Due to brokers	—	—	306,927	—	306,927
Derivative liabilities, at fair value	—	—	12,346	—	12,346
Performance fee payable to related party	—	—	21,837	—	21,837
Interest and dividends payable	—	—	589	—	589
Total liabilities	1,382	—	1,109,125	—	1,110,507
Shareholders' equity
Common shares	10,403	—	1,253	(1,253)	10,403
Additional paid-in capital	1,063,254	—	1,070,887	(1,070,887)	1,063,254
Retained earnings	390,656	—	390,124	(390,124)	390,656
Shareholders' equity attributable to shareholders	1,464,313	—	1,462,264	(1,462,264)	1,464,313
Non-controlling interests	—	—	79,325	—	79,325
Total shareholders' equity	1,464,313	—	1,541,589	(1,462,264)	1,543,638
Total liabilities and shareholders' equity	$1,465,695	$—	$2,650,714	$(1,462,264)	$2,654,145

THIRD POINT REINSURANCE LTD.
CONDENSED CONSOLIDATING BALANCE SHEET
As of December 31, 2013
(expressed in thousands of U.S. dollars)
	Parent Guarantor	Issuer of Debt	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Equity securities	$—	$—	$954,111	$—	$954,111
Debt securities	—	—	441,424	—	441,424
Other investments	—	—	65,329	—	65,329
Total investments in securities and commodities	—	—	1,460,864	—	1,460,864
Cash and cash equivalents	294	—	31,331	—	31,625
Restricted cash and cash equivalents	—	—	193,577	—	193,577
Investment in subsidiaries	1,394,644	—	—	(1,394,644)	—
Due from brokers	—	—	98,386	—	98,386
Securities purchased under an agreement to sell	—	—	38,147	—	38,147
Derivative assets, at fair value	—	—	39,045	—	39,045
Interest and dividends receivable	—	—	2,615	—	2,615
Reinsurance balances receivable	—	—	191,763	—	191,763
Deferred acquisition costs, net	—	—	91,193	—	91,193
Loss and loss adjustment expenses recoverable	—	—	9,277	—	9,277
Other assets	720	—	2,678	—	3,398
Amounts due from affiliates	417		(417)	—	—
Total assets	$1,396,075	$—	$2,158,459	$(1,394,644)	$2,159,890
Liabilities and shareholders' equity
Liabilities
Accounts payable and accrued expenses	$242	$—	$9,214	$—	$9,456
Reinsurance balances payable	—	—	9,081	—	9,081
Deposit liabilities	—	—	120,946	—	120,946
Unearned premium reserves	—	—	265,187	—	265,187
Loss and loss adjustment expense reserves	—	—	134,331	—	134,331
Securities sold, not yet purchased, at fair value	—	—	56,056	—	56,056
Due to brokers	—	—	44,870	—	44,870
Derivative liabilities, at fair value	—	—	8,819	—	8,819
Interest and dividends payable	—	—	748	—	748
Amounts due to affiliate	4,172	—	(4,172)	—	—
Total liabilities	4,414	—	645,080	—	649,494
Shareholders' equity
Common shares	10,389	—	1,251	(1,251)	10,389
Additional paid-in capital	1,055,690	—	1,064,493	(1,064,493)	1,055,690
Retained earnings	325,582	—	328,900	(328,900)	325,582
Shareholders' equity attributable to shareholders	1,391,661	—	1,394,644	(1,394,644)	1,391,661
Non-controlling interests	—	—	118,735	—	118,735
Total shareholders' equity	1,391,661	—	1,513,379	(1,394,644)	1,510,396
Total liabilities and shareholders' equity	$1,396,075	$—	$2,158,459	$(1,394,644)	$2,159,890

THIRD POINT REINSURANCE LTD.
CONDENSED CONSOLIDATING STATEMENT OF INCOME (LOSS)
(UNAUDITED)
For the three months ended September 30, 2014
(expressed in thousands of U.S. dollars)
	Parent Guarantor	Issuer of Debt	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues
Gross premiums written	$—	$—	$126,403	$—	$126,403
Gross premiums ceded	—	—	(150)	—	(150)
Net premiums written	—	—	126,253	—	126,253
Change in net unearned premium reserves	—	—	(17,305)	—	(17,305)
Net premiums earned	—	—	108,948	—	108,948
Net investment income	—	—	1,552	—	1,552
Equity in earnings of subsidiaries	(4,070)	—	—	4,070	—
Total revenues	(4,070)	—	110,500	4,070	110,500
Expenses
Loss and loss adjustment expenses incurred, net	—	—	60,115	—	60,115
Acquisition costs, net	—	—	38,317	—	38,317
General and administrative expenses	1,927	—	8,197	—	10,124
Other expenses	—	—	2,982	—	2,982
Total expenses	1,927	—	109,611	—	111,538
Income (loss) before income tax expense	(5,997)	—	889	4,070	(1,038)
Income tax expense	—	—	(1,542)	—	(1,542)
Income (loss) including non-controlling interests	(5,997)	—	(653)	4,070	(2,580)
Income (loss) attributable to non-controlling interests	—	—	(3,417)	—	(3,417)
Net income (loss)	$(5,997)	$—	$(4,070)	$4,070	$(5,997)

THIRD POINT REINSURANCE LTD.
CONDENSED CONSOLIDATING STATEMENT OF INCOME
(UNAUDITED)
For the three months ended September 30, 2013
(expressed in thousands of U.S. dollars)
	Parent Guarantor	Issuer of Debt	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues
Gross premiums written	$—	$—	$45,425	$—	$45,425
Gross premiums ceded	—	—	—	—	—
Net premiums written	—	—	45,425	—	45,425
Change in net unearned premium reserves	—	—	20,904	—	20,904
Net premiums earned	—	—	66,329	—	66,329
Net investment income	—	—	54,617	—	54,617
Equity in earnings of subsidiaries	46,849	—	—	(46,849)	—
Total revenues	46,849	—	120,946	(46,849)	120,946
Expenses
Loss and loss adjustment expenses incurred, net	—	—	39,349	—	39,349
Acquisition costs, net	—	—	21,117	—	21,117
General and administrative expenses	279	—	9,567	—	9,846
Other expenses	—	—	1,246	—	1,246
Total expenses	279	—	71,279	—	71,558
Income before income tax expense	46,570	—	49,667	(46,849)	49,388
Income tax expense	—	—	—	—	—
Income including non-controlling interests	46,570	—	49,667	(46,849)	49,388
Income attributable to non-controlling interests	—	—	(2,818)	—	(2,818)
Net income	$46,570	$—	$46,849	$(46,849)	$46,570

THIRD POINT REINSURANCE LTD.
CONDENSED CONSOLIDATING STATEMENT OF INCOME
(UNAUDITED)
For the nine months ended September 30, 2014
(expressed in thousands of U.S. dollars)
	Parent Guarantor	Issuer of Debt	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues
Gross premiums written	$—	$—	$359,498	$—	$359,498
Gross premiums ceded	—	—	(150)	—	(150)
Net premiums written	—	—	359,348	—	359,348
Change in net unearned premium reserves	—	—	(98,388)	—	(98,388)
Net premiums earned	—	—	260,960	—	260,960
Net investment income	—	—	92,072	—	92,072
Equity in earnings of subsidiaries	69,224	—	—	(69,224)	—
Total revenues	69,224	—	353,032	(69,224)	353,032
Expenses
Loss and loss adjustment expenses incurred, net	—	—	150,783	—	150,783
Acquisition costs, net	—	—	93,331	—	93,331
General and administrative expenses	4,150	—	25,548	—	29,698
Other expenses	—	—	4,789	—	4,789
Total expenses	4,150	—	274,451	—	278,601
Income before income tax expense	65,074	—	78,581	(69,224)	74,431
Income tax expense	—	—	(3,917)	—	(3,917)
Income including non-controlling interests	65,074	—	74,664	(69,224)	70,514
Income attributable to non-controlling interests	—	—	(5,440)	—	(5,440)
Net income	$65,074	$—	$69,224	$(69,224)	$65,074

THIRD POINT REINSURANCE LTD.
CONDENSED CONSOLIDATING STATEMENT OF INCOME
(UNAUDITED)
For the nine months ended September 30, 2013
(expressed in thousands of U.S. dollars)
	Parent Guarantor	Issuer of Debt	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues
Gross premiums written	$—	$—	$239,660	$—	$239,660
Gross premiums ceded	—	—	(9,975)	—	(9,975)
Net premiums written	—	—	229,685	—	229,685
Change in net unearned premium reserves	—	—	(67,528)	—	(67,528)
Net premiums earned	—	—	162,157	—	162,157
Net investment income	—	—	168,804	—	168,804
Equity in earnings of subsidiaries	147,618	—	—	(147,618)	—
Total revenues	147,618	—	330,961	(147,618)	330,961
Expenses
Loss and loss adjustment expenses incurred, net	—	—	103,679	—	103,679
Acquisition costs, net	—	—	49,111	—	49,111
General and administrative expenses	395	—	23,676	—	24,071
Other expenses	—	—	2,675	—	2,675
Total expenses	395	—	179,141	—	179,536
Income before income tax expense	147,223	—	151,820	(147,618)	151,425
Income tax expense	—	—	—	—	—
Income including non-controlling interests	147,223	—	151,820	(147,618)	151,425
Income attributable to non-controlling interests	—	—	(4,202)	—	(4,202)
Net income	$147,223	$—	$147,618	$(147,618)	$147,223

THIRD POINT REINSURANCE LTD.
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
(UNAUDITED)
For the nine months ended September 30, 2014
(expressed in thousands of U.S. dollars)
	Parent Guarantor	Issuer of Debt	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Operating activities
Net income	$65,074	$—	$69,224	$(69,224)	$65,074
Adjustments to reconcile net income to net cash provided by operating activities
Equity in earnings of subsidiaries	(69,224)	—	—	69,224	—
Share compensation expense	583	—	6,396	—	6,979
Interest expense on deposit liabilities	—	—	3,687	—	3,687
Net unrealized gain on investments and derivatives	—	—	68,107	—	68,107
Net realized gain on investments and derivatives	—	—	(184,133)	—	(184,133)
Amortization of premium and accretion of discount, net	—	—	1,031	—	1,031
Changes in assets and liabilities:
Reinsurance balances receivable	—	—	(65,718)	—	(65,718)
Deferred acquisition costs, net	—	—	(33,180)	—	(33,180)
Unearned premiums ceded	—	—	(91)	—	(91)
Loss and loss adjustment expenses recoverable	—	—	7,865		7,865
Other assets	(118)	—	(185)	—	(303)
Interest and dividends receivable, net	—	—	(2,576)	—	(2,576)
Unearned premium reserves	—	—	98,479	—	98,479
Loss and loss adjustment expense reserves	—	—	52,982	—	52,982
Accounts payable and accrued expenses	1,140	—	(3,075)	—	(1,935)
Reinsurance balances payable	—	—	12,133	—	12,133
Performance fees payable to related party	—	—	21,837	—	21,837
Amounts due from affiliates	(1,684)	—	1,684	—	—
Amounts due to affiliates	(4,172)	—	4,172	—	—
Net cash provided by operating activities	(8,401)	—	58,639	—	50,238
Investing activities
Purchases of investments	—	—	(2,150,821)	—	(2,150,821)
Proceeds from sales of investments	—	—	1,998,673	—	1,998,673
Purchases of investments to cover short sales	—	—	(141,468)	—	(141,468)
Proceeds from short sales of investments	—	—	150,098	—	150,098
Change in due to/from brokers, net	—	—	177,516	—	177,516
Increase in securities purchased under agreement to sell	—	—	18,250	—	18,250
Non-controlling interest related to joint venture	—	—	(49,415)	—	(49,415)
Change in restricted cash and cash equivalents	—	—	(68,389)	—	(68,389)
Net cash used in investing activities	—	—	(65,556)	—	(65,556)
Financing activities
Proceeds from issuance of common shares, net of costs	599	—	—	—	599
Increase in deposit liabilities	—	—	5,782	—	5,782
Non-controlling interest in Catastrophe Fund	—	—	10,023	—	10,023
Non-controlling interest in Catastrophe Manager	—	—	(18)	—	(18)
Dividend received by (paid to) parent	8,000	—	(8,000)	—	—
Net cash provided by financing activities	8,599	—	7,787	—	16,386
Net increase in cash and cash equivalents	198	—	870	—	1,068
Cash and cash equivalents at beginning of period	294	—	31,331	—	31,625
Cash and cash equivalents at end of period	$492	$—	$32,201	$—	$32,693

THIRD POINT REINSURANCE LTD.
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
(UNAUDITED)
For the nine months ended September 30, 2013
(expressed in thousands of U.S. dollars)
	Parent Guarantor	Issuer of Debt	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Operating activities
Net income	$147,223	$—	$147,618	$(147,618)	$147,223
Adjustments to reconcile net income to net cash (used in) provided by operating activities
Equity in earnings of subsidiaries	(147,618)	—	—	147,618	—
Share compensation expense	—	—	7,611	—	7,611
Net unrealized gain on investments and derivatives	—	—	(30,541)	—	(30,541)
Net realized gain on investments and derivatives	—	—	(176,673)	—	(176,673)
Amortization of premium and accretion of discount, net	—	—	(2,868)	—	(2,868)
Changes in assets and liabilities:
Reinsurance balances receivable	—	—	(57,669)	—	(57,669)
Deferred acquisition costs, net	—	—	(13,180)	—	(13,180)
Unearned premiums ceded	—	—	(2,494)	—	(2,494)
Loss and loss adjustment expenses recoverable	—	—	(6,284)	—	(6,284)
Other assets	(858)	—	(73)	—	(931)
Interest and dividends receivable, net	—	—	(775)	—	(775)
Unearned premium reserves	—	—	70,022	—	70,022
Losses and loss adjustment expense reserves	—	—	76,436	—	76,436
Accounts payable and accrued expenses	(364)	—	(136)	—	(500)
Reinsurance balances payable	—	—	8,579	—	8,579
Performance fees payable to related party	—	—	40,264	—	40,264
Amounts due from affiliates	557	—	(557)	—	—
Amounts due to affiliates	1,447	—	(1,447)	—	—
Net cash (used in) provided by operating activities	387	—	57,833	—	58,220
Investing activities
Purchases of investments	—	—	(1,475,391)	—	(1,475,391)
Proceeds from sales of investments	—	—	1,539,990	—	1,539,990
Purchases of investments to cover short sales	—	—	(342,282)	—	(342,282)
Proceeds from short sales of investments	—	—	251,085	—	251,085
Change in due to/from brokers, net	—	—	(311,503)	—	(311,503)
Increase in securities purchased under agreement to sell	—	—	22,487	—	22,487
Non-controlling interest related to joint venture	—	—	(33,114)	—	(33,114)
Change in restricted cash and cash equivalents	—	—	(81,663)	—	(81,663)
Contributed capital (to) from subsidiaries	(286,246)	—	286,246	—	—
Net cash used in investing activities	(286,246)	—	(144,145)	—	(430,391)
Financing activities
Proceeds from issuance of common shares, net of costs	286,685	—	—	—	286,685
Increase in deposit liabilities	—	—	41,793	—	41,793
Non-controlling interest in Catastrophe Fund	—	—	28,515	—	28,515
Non-controlling interest in Catastrophe Manager	—	—	(164)	—	(164)
Net cash provided by financing activities	286,685	—	70,144	—	356,829
Net increase (decrease) in cash and cash equivalents	826	—	(16,168)	—	(15,342)
Cash and cash equivalents at beginning of period	169	—	33,836	—	34,005
Cash and cash equivalents at end of period	$995	$—	$17,668	$—	$18,663

Supplemental guarantor information
The following tables present historical, supplemental guarantor financial information as if new debt was issued by a subsidiary of Third Point Reinsurance Ltd. with Third Point Reinsurance Ltd. serving as a parent guarantor.  The subsidiary presented as the issuer of debt is Third Point Re (USA) Holdings Inc., a wholly-owned subsidiary, incorporated on November 21, 2014.

The following information sets forth the Company’s condensed consolidating balance sheets as of December 31, 2013 and 2012 and the condensed consolidating statements of income (loss) and cash flows for the years ended December 31, 2013 and 2012 and for the period from October 6, 2011 (date of incorporation) to December 31, 2011.  Investments in subsidiaries are accounted for on the equity method; accordingly, entries necessary to consolidate the parent guarantor, issuer of debt and all other subsidiaries are reflected in the eliminations column.

THIRD POINT REINSURANCE LTD.
CONDENSED CONSOLIDATING BALANCE SHEET
As of December 31, 2013
(expressed in thousands of U.S. dollars)
	Parent Guarantor	Issuer of Debt	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Equity securities	$—	$—	$954,111	$—	$954,111
Debt securities	—	—	441,424	—	441,424
Other investments	—	—	65,329	—	65,329
Total investments in securities and commodities	—	—	1,460,864	—	1,460,864
Cash and cash equivalents	294	—	31,331	—	31,625
Restricted cash and cash equivalents	—	—	193,577	—	193,577
Investment in subsidiaries	1,394,644	—	—	(1,394,644)	—
Due from brokers	—	—	98,386	—	98,386
Securities purchased under an agreement to sell	—	—	38,147	—	38,147
Derivative assets, at fair value	—	—	39,045	—	39,045
Interest and dividends receivable	—	—	2,615	—	2,615
Reinsurance balances receivable	—	—	191,763	—	191,763
Deferred acquisition costs, net	—	—	91,193	—	91,193
Loss and loss adjustment expenses recoverable	—	—	9,277	—	9,277
Other assets	720	—	2,678	—	3,398
Amounts due from affiliates	417	—	(417)	—	—
Total assets	$1,396,075	$—	$2,158,459	$(1,394,644)	$2,159,890
Liabilities and shareholders' equity
Liabilities
Accounts payable and accrued expenses	$242	$—	$9,214	$—	$9,456
Reinsurance balances payable	—	—	9,081	—	9,081
Deposit liabilities	—	—	120,946	—	120,946
Unearned premium reserves	—	—	265,187	—	265,187
Loss and loss adjustment expense reserves	—	—	134,331	—	134,331
Securities sold, not yet purchased, at fair value	—	—	56,056	—	56,056
Due to brokers	—	—	44,870	—	44,870
Derivative liabilities, at fair value	—	—	8,819	—	8,819
Interest and dividends payable	—	—	748	—	748
Amounts due to affiliates	4,172	—	(4,172)	—	—
Total liabilities	4,414	—	645,080	—	649,494
Shareholders' equity
Common shares	10,389	—	1,251	(1,251)	10,389
Additional paid-in capital	1,055,690	—	1,064,493	(1,064,493)	1,055,690
Retained earnings	325,582	—	328,900	(328,900)	325,582
Shareholders' equity attributable to shareholders	1,391,661	—	1,394,644	(1,394,644)	1,391,661
Non-controlling interests	—	—	118,735	—	118,735
Total shareholders' equity	1,391,661	—	1,513,379	(1,394,644)	1,510,396
Total liabilities and shareholders' equity	$1,396,075	$—	$2,158,459	$(1,394,644)	$2,159,890

THIRD POINT REINSURANCE LTD.
CONDENSED CONSOLIDATING BALANCE SHEET
As of December 31, 2012
(expressed in thousands of U.S. dollars)
	Parent Guarantor	Issuer of Debt	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Equity securities	$—	$—	$500,929	$—	$500,929
Debt securities	—	—	279,331	—	279,331
Other investments	—	—	157,430	—	157,430
Total investments in securities and commodities	—	—	937,690	—	937,690
Cash and cash equivalents	169	—	33,836	—	34,005
Restricted cash and cash equivalents	—	—	77,627	—	77,627
Investment in subsidiaries	870,116	—	—	(870,116)	—
Due from brokers	—	—	131,785	—	131,785
Securities purchased under an agreement to sell	—	—	60,408	—	60,408
Derivative assets, at fair value	—	—	25,628	—	25,628
Interest and dividends receivable	—	—	2,088	—	2,088
Reinsurance balances receivable	—	—	84,280	—	84,280
Deferred acquisition costs, net	—	—	45,383	—	45,383
Other assets	35	—	3,088	—	3,123
Amounts due from affiliates	770	—	(770)	—	—
Total assets	$871,090	$—	$1,401,043	$(870,116)	$1,402,017
Liabilities and shareholders' equity
Liabilities
Accounts payable and accrued expenses	$394	$—	$4,884	$—	$5,278
Deposit liabilities	—	—	50,446	—	50,446
Unearned premium reserves	—	—	93,893	—	93,893
Loss and loss adjustment expense reserves	—	—	67,271	—	67,271
Securities sold, not yet purchased, at fair value	—	—	176,454	—	176,454
Due to brokers	—	—	66,107	—	66,107
Derivative liabilities, at fair value	—	—	12,992	—	12,992
Interest and dividends payable	—	—	1,255	—	1,255
Amounts due to affiliates	2,152	—	(2,152)	—	—
Total liabilities	2,546	—	471,150	—	473,696
Shareholders' equity
Common shares	7,843	—	1,012	(1,012)	7,843
Additional paid-in capital	762,430	—	768,850	(768,850)	762,430
Retained earnings	98,271	—	100,254	(100,254)	98,271
Shareholders' equity attributable to shareholders	868,544	—	870,116	(870,116)	868,544
Non-controlling interests	—	—	59,777	—	59,777
Total shareholders' equity	868,544	—	929,893	(870,116)	928,321
Total liabilities and shareholders' equity	$871,090	$—	$1,401,043	$(870,116)	$1,402,017

THIRD POINT REINSURANCE LTD.
CONDENSED CONSOLIDATING STATEMENT OF INCOME
For the year ended December 31, 2013
(expressed in thousands of U.S. dollars)
	Parent Guarantor		Issuer of Debt	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues
Gross premiums written	$—	$—	$—	$401,937	$—	$401,937
Gross premiums ceded	—		—	(9,975)	—	(9,975)
Net premiums written	—		—	391,962	—	391,962
Change in net unearned premium reserves	—		—	(171,295)	—	(171,295)
Net premiums earned	—		—	220,667	—	220,667
Net investment income	—		—	253,203	—	253,203
Equity in earnings of subsidiaries	228,646		—	—	(228,646)	—
Total revenues	228,646		—	473,870	(228,646)	473,870
Expenses
Loss and loss adjustment expenses incurred, net	—		—	139,812	—	139,812
Acquisition costs, net	—		—	67,944	—	67,944
General and administrative expenses	1,335		—	31,701	—	33,036
Total expenses	1,335		—	239,457	—	240,792
Income including non-controlling interests	227,311		—	234,413	(228,646)	233,078
Income attributable to non-controlling interests	—		—	(5,767)	—	(5,767)
Net income	$227,311		$—	$228,646	$(228,646)	$227,311

THIRD POINT REINSURANCE LTD.
CONDENSED CONSOLIDATING STATEMENT OF INCOME
For the year ended December 31, 2012
(expressed in thousands of U.S. dollars)
	Parent Guarantor	Issuer of Debt	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues
Gross premiums written	$—	$—	$190,374	$—	$190,374
Gross premiums ceded	—	—	—	—	—
Net premiums written	—	—	190,374	—	190,374
Change in net unearned premium reserves	—	—	(93,893)	—	(93,893)
Net premiums earned	—	—	96,481	—	96,481
Net investment income	—	—	136,422	—	136,422
Equity in earnings of subsidiaries	101,346	—	—	(101,346)	—
Total revenues	101,346	—	232,903	(101,346)	232,903
Expenses
Loss and loss adjustment expenses incurred, net	—	—	80,306	—	80,306
Acquisition costs, net	—	—	24,604	—	24,604
General and administrative expenses	1,945	—	25,431	—	27,376
Total expenses	1,945	—	130,341	—	132,286
Income including non-controlling interests	99,401	—	102,562	(101,346)	100,617
Income attributable to non-controlling interests	—	—	(1,216)	—	(1,216)
Net income	$99,401	$—	$101,346	$(101,346)	$99,401

THIRD POINT REINSURANCE LTD.
CONDENSED CONSOLIDATING STATEMENT OF INCOME
For the period from October 6, 2011 (date of incorporation) to December 31, 2011
(expressed in thousands of U.S. dollars)
	Parent Guarantor	Issuer of Debt	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues
Gross premiums written	$—	$—	$—	$—	$—
Gross premiums ceded	—	—	—	—	—
Net premiums written	—	—	—	—	—
Change in net unearned premium reserves	—	—	—	—	—
Net premiums earned	—	—	—	—	—
Net investment income	—	—	—	—	—
Equity in earnings of subsidiaries	(1,092)	—	—	1,092	—
Total revenues	(1,092)	—	—	1,092	—
Expenses
Other underwriting income	—	—	—	—	—
Loss and loss adjustment expenses incurred, net	—	—	—	—	—
Acquisition costs, net	—	—	—	—	—
General and administrative expenses	38	—	1,092	—	1,130
Total expenses	38	—	1,092	—	1,130
Loss including non-controlling interests	(1,130)	—	(1,092)	1,092	(1,130)
Loss attributable to non-controlling interests	—	—	—	—	—
Net loss	$(1,130)	$—	$(1,092)	$1,092	$(1,130)

THIRD POINT REINSURANCE LTD.
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the year ended December 31, 2013
(expressed in thousands of U.S. dollars)
	Parent Guarantor	Issuer of Debt	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Operating activities
Net income	$227,311	$—	$228,646	$(228,646)	$227,311
Adjustments to reconcile net income to net cash provided by operating activities
Equity in earnings of subsidiaries	(228,646)	—	—	228,646	—
Share compensation expense	—	—	9,800	—	9,800
Net unrealized gain on investments and derivatives	—	—	(78,950)	—	(78,950)
Net realized gain on investments and derivatives	—	—	(236,333)	—	(236,333)
Amortization of premium and accretion of discount, net	—	—	(262)	—	(262)
Changes in assets and liabilities:
Reinsurance balances receivable	—	—	(107,483)	—	(107,483)
Deferred acquisition costs, net	—	—	(45,810)	—	(45,810)
Loss and loss adjustment expenses recoverable	—	—	(9,277)	—	(9,277)
Other assets	(686)	—	411	—	(275)
Interest and dividends receivable, net	—	—	(1,034)	—	(1,034)
Unearned premium reserves	—	—	171,294	—	171,294
Loss and loss adjustment expense reserves	—	—	67,060	—	67,060
Accounts payable and accrued expenses	(65)	—	4,154	—	4,089
Reinsurance balances payable	—	—	9,081	—	9,081
Amounts due from affiliates	353	—	(353)	—	—
Amounts due to affiliates	2,020	—	(2,020)	—	—
Net cash provided by operating activities	287	—	8,924	—	9,211
Investing activities
Purchases of investments	—	—	(2,172,077)	—	(2,172,077)
Proceeds from sales of investments	—	—	1,943,655	—	1,943,655
Purchases of investments to cover short sales	—	—	(407,965)	—	(407,965)
Proceeds from short sales of investments	—	—	290,770	—	290,770
Change in due to/from brokers, net	—	—	12,162	—	12,162
Increase in securities purchased under agreement to sell	—	—	22,261	—	22,261
Non-controlling interest in investment affiliate	—	—	29,588	—	29,588
Change in restricted cash and cash equivalents	—	—	(115,950)	—	(115,950)
Contributed capital (to) from subsidiaries	(286,257)	—	286,257	—	—
Net cash used in investing activities	(286,257)	—	(111,299)	—	(397,556)
Financing activities
Proceeds from issuance of common shares, net of costs	286,095	—	—	—	286,095
Increase in deposit liabilities	—	—	70,500	—	70,500
Non-controlling interest in Catastrophe Fund	—	—	29,608	—	29,608
Non-controlling interest in Catastrophe Manager	—	—	(238)	—	(238)
Net cash provided by financing activities	286,095	—	99,870	—	385,965
Net (decrease) increase in cash and cash equivalents	125	—	(2,505)	—	(2,380)
Cash and cash equivalents at beginning of period	169	—	33,836	—	34,005
Cash and cash equivalents at end of period	$294	$—	$31,331	$—	$31,625

THIRD POINT REINSURANCE LTD.
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the year ended December 31, 2012
(expressed in thousands of U.S. dollars)
	Parent Guarantor	Issuer of Debt	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Operating activities
Net income	$99,401	$—	$101,346	$(101,346)	$99,401
Adjustments to reconcile net income to net cash provided by (used in) operating activities					—
Equity in earnings of subsidiaries	(101,346)	—	—	101,346	—
Share compensation expense	—	—	6,408	—	6,408
Net unrealized gain on investments and derivatives	—	—	(113,421)	—	(113,421)
Net realized gain on investments and derivatives	—	—	(55,632)	—	(55,632)
Amortization of premium and accretion of discount, net	—	—	(2,434)	—	(2,434)
Changes in assets and liabilities:
Reinsurance balances receivable	—	—	(84,280)	—	(84,280)
Deferred acquisition costs, net	—	—	(45,383)	—	(45,383)
Other assets	(33)	—	(1,668)	—	(1,701)
Interest and dividends receivable, net	—	—	(833)	—	(833)
Unearned premium reserves	—	—	93,893	—	93,893
Loss and loss adjustment expense reserves	—	—	67,271	—	67,271
Accounts payable and accrued expenses	682	—	3,475	—	4,157
Amounts due from affiliates	(770)	—	770	—	—
Amounts due to affiliates	2,152	—	(2,152)	—	—
Net cash provided by (used in) operating activities	86	—	(32,640)	—	(32,554)
Investing activities
Purchases of investments	—	—	(2,317,234)	—	(2,317,234)
Proceeds from sales of investments	—	—	1,521,110	—	1,521,110
Purchases of investments to cover short sales	—	—	(535,443)	—	(535,443)
Proceeds from short sales of investments	—	—	729,182	—	729,182
Change in due to/from brokers, net	—	—	(65,678)	—	(65,678)
Increase in securities purchased under agreement to sell	—	—	(60,408)	—	(60,408)
Non-controlling interest in investment affiliate	—	—	40,129	—	40,129
Change in restricted cash and cash equivalents	—	—	(77,627)	—	(77,627)
Contributed capital (to) from subsidiaries	(170,110)	—	170,110	—	—
Net cash used in investing activities	(170,110)	—	(595,859)	—	(765,969)
Financing activities
Proceeds from issuance of common shares, net of costs	158,593	—	—	—	158,593
Increase in deposit liabilities	—	—	50,446		50,446
Non-controlling interest in Catastrophe Fund	—	—	19,646	—	19,646
Non-controlling interest in Catastrophe Manager	—	—	2	—	2
Net cash provided by financing activities	158,593	—	70,094	—	228,687
Net (decrease) increase in cash and cash equivalents	(11,431)	—	(558,405)	—	(569,836)
Cash and cash equivalents at beginning of period	11,600	—	592,241	—	603,841
Cash and cash equivalents at end of period	$169	$—	$33,836	$—	$34,005

THIRD POINT REINSURANCE LTD.
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the period from October 6, 2011 (date of incorporation) to December 31, 2011
(expressed in thousands of U.S. dollars)
	Parent Guarantor	Issuer of Debt	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Operating activities
Net loss	$(1,130)	—	$(1,092)	$1,092	$(1,130)
Adjustments to reconcile net loss to net cash used in operating activities
Equity in earnings of subsidiaries	1,092	—	—	(1,092)	—
Changes in assets and liabilities:
Other assets	(2)	—	(1,418)	—	(1,420)
Accounts payable and accrued expenses	(413)	—	1,408	—	995
Net cash used in operating activities	(453)	—	(1,102)	—	(1,555)
Investing activities
Contributed capital (to) from subsidiaries	(593,343)	—	593,343	—	—
Net cash provided by (used in) investing activities	(593,343)	—	593,343	—	—
Financing activities
Proceeds from issuance of common shares, net of costs	605,396	—	—	—	605,396
Net cash provided by financing activities	605,396	—	—	—	605,396
Net increase in cash and cash equivalents	11,600	—	592,241	—	603,841
Cash and cash equivalents at beginning of period	—	—	—	—	—
Cash and cash equivalents at end of period	$11,600	$—	$592,241	$—	$603,841